STOCK OPTIONS	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
 NOTE 7 – STOCK OPTIONS

Stock Incentive Plans

In July 2013, the Company granted certain directors and employees of the Company stock options pursuant to the 2012 Plan to purchase 210,000 shares of Common Stock at an exercise price of $2.07 per share, which was 115% of the last sale price of the Common Stock on the date of grant. The options become exercisable in July 2014 and expire in July 2015. In connection with the stock option issuances, compensation expense of $50,717 was recorded during the year ended December 31, 2013.

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)
Outstanding at December 31, 2012	-	$-	-
Granted	210,000	$2.07	-
Forfeited	-	$-	-
Outstanding at December 31, 2013	210,000	$2.07	0.75
Exercisable at December 31, 2013	-	$-	-

As of December 31, 2013, there was $50,717 of total unrecognized compensation cost related to non-vested stock options. That cost will be recognized ratably over the first two quarters of 2014.

Aggregate intrinsic value of options outstanding and exercisable at December 31, 2013 and 2012 was $90,300 and $0, respectively.  Aggregate intrinsic value represents the difference between the Company's closing stock price on the last trading day of the fiscal period, which was $2.50 and $0.70 as of December 31, 2013 and 2012, respectively, and the exercise price multiplied by the number of options outstanding.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Volatility	81%	-
Expected term (years)	1	-
Risk-free interest rate	0.15%	-
Dividend yield	0%	-

The exercise price grant dates in relation to the market price during 2013 and 2012 are as follows:

	2013	2012
Exercise price lower than market price	-	-

Exercise price equal to market price	-	-

Exercise price exceeded market price	$2.07	-